Note 10 - Share Capital	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	SHARE CAPITAL

(a)	Public offerings

On February 7, 2023, the Company closed a $42,558 bought deal public offering and issued 2,905,000 common shares, at a price of $14.65 per common share.

On February 16, 2023, the Company closed a $17,133 (C$23,024) bought deal private placement and issued 969,450 common shares on a “flow-through” basis” (as defined in the Income Tax Act (Canada)) (the Flow-Through Shares”), at a price of $17.67 (C$23.75) per Flow-Through Share. The premium paid by investors on the flow-through shares was calculated as $3.08 per share. Accordingly, $2,986 was recorded as flow-through share premium liability (Note 11).

The aggregate gross proceeds from the combined bought deal public offering and bought deal private placement amounted to $59,691. The Company paid commissions to underwriters of $3,011 and legal and filing fees totalling $932, yielding net proceeds of $55,748.

(b)	Normal Course Issuer Bid (“NCIB”)

On May 15, 2024, MAG announced that the Toronto Stock Exchange (“TSX”) had accepted the Company’s Notice of Intention to make a NCIB. Under the NCIB, the Company may purchase for cancellation up to an aggregate of 8,643,374 common shares of the Company, representing approximately 10% of the public float (as defined in the rules and policies of the TSX) of the common shares as of May 8, 2024. The Company’s purchases in the United States will be subject to a limit of 5,148,977 common shares, being 5% of the public float of the common shares as of May 8, 2024. The NCIB commenced on May 17, 2024 and will terminate on May 16, 2025, or earlier if the maximum number of common shares under the NCIB have been purchased or if the NCIB has been terminated by the Company. As at December 31, 2024 the Company has not repurchased any common shares. In addition, the Company entered into an automatic share purchase plan with its designated broker to allow for the purchase of common shares at times which the Company ordinarily would not be active in the market due to trading blackout periods, insider trading rules or otherwise.

(c)	Stock options

The Company may enter into Incentive Stock Option Agreements in accordance with the Company’s Stock Option Plan (the “Plan”). On June 26, 2023, the Shareholders re-approved the Plan. The maximum number of common shares that may be issuable under the Plan is set at 5% of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (Note 10(d)) shall not exceed 5% of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of 5 years.

The following table summarizes the Company’s stock options activity, excluding the Gatling replacement options, for the period:

	Stock options activity	Weighted average exercise price (C$/option)

Outstanding, January 1, 2023	1,012,794	17.56
Granted	236,928	16.42
Expired	(20,000)	19.41
Forfeited	(13,564)	18.35
Exercised for cash	(28,787)	14.34

Outstanding, December 31, 2023	1,187,371	17.37
Granted	273,507	14.64
Expired	(7,791)	21.36
Exercised for cash	(284,866)	14.32
Exercised cashless	(147,826)	14.30

Outstanding, December 31, 2024	1,020,395	17.91

During the year ended December 31, 2024, the Company recorded a share-based compensation expense related to stock options of $1,049 ( December 31, 2023: $1,124) and capitalized $166 ( December 31, 2023: $165) to exploration and evaluation assets.

The following table summarizes the Company’s stock options outstanding and exercisable as at December 31, 2024.

Exercise price	Number	Number	Weighted avg. remaining
(C$/option)	Outstanding	Exercisable	contractual life (years)
14.64	273,507	-	4.12
14.98	28,604	28,604	0.16
16.09	6,021	2,007	3.25
16.43	213,841	65,139	3.17
17.02	100,000	66,666	2.38
20.20	106,466	69,861	2.20
21.26	50,000	50,000	1.92
21.29	9,191	6,127	2.26
21.57	182,765	182,765	0.94
23.53	50,000	50,000	1.05
14.64 - 23.53	1,020,395	521,169	2.59

The Company determined the fair value of the options using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Risk-free interest rate	3.91%	3.53%
Expected volatility	48%	57%
Expected dividend yield	nil	nil
Expected life (years)	3	3

In 2022, the Company issued 43,675 replacement stock options pursuant to the Gatling acquisition, of which all replacement stock options expired unexercised by August 12, 2024.

(d)	Restricted and performance share units

On June 26, 2023, the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of restricted share units (“RSUs”) and performance share units (“PSUs”). The maximum number of common shares that may be issuable under the Share Unit Plan is set at 1.5% of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (Note 10(c)) shall not exceed 5% of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of 5 years unless otherwise specified by the Board, and each unit entitles the participant to receive one common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria which may also impact the number of PSUs to vest between 0-200%. PSUs for which the performance targets are not achieved during the performance period are automatically forfeited and cancelled.

The following table summarizes the Company’s RSUs activity for the period:

	RSU activity	Weighted average fair value (C$/RSU)

Outstanding, January 1, 2023	101,059	18.47
Granted	56,425	16.42
Forfeited	(4,244)	17.07
Exercised	(54,985)	17.19

Outstanding, December 31, 2023	98,255	17.82
Granted	94,842	14.64
Exercised	(17,741)	17.16

Outstanding, December 31, 2024	175,356	16.17

During the year ended December 31, 2024, the Company recorded share-based compensation expense related to RSUs of $632 ( December 31, 2023: $671) and capitalized $141 ( December 31, 2023: $91) to exploration and evaluation assets.

The following table summarizes the Company’s PSUs activity for the period:

	PSU activity	Weighted average fair value (C$/PSU)

Outstanding, January 1, 2023	231,255	17.91
Granted	156,861	16.42
Forfeited	(43,047)	19.71
Exercised	(57,620)	13.17

Outstanding, December 31, 2023	287,449	17.78
Granted	137,191	14.64
Exercised	(32,038)	16.99

Outstanding, December 31, 2024	392,602	16.74

During the year ended December 31, 2024, the Company recorded share-based compensation expense related to PSUs of $1,166 ( December 31, 2023: $229) and capitalized $112 ( December 31, 2023: $131) to exploration and evaluation assets.

(e)	Deferred share units

On June 26, 2023, the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, on conversion of Deferred Share Units (“DSUs”) granted. Directors may also elect to receive all or a portion of their annual retainer in the form of DSUs. DSUs may be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may be issuable under the DSU Plan is set at 1.0% of the number of issued and outstanding common shares on a non-diluted basis.

The following table summarizes the Company’s DSUs activity for the period:

	DSU activity	Weighted average fair value (C$/DSU)

Outstanding, January 1, 2023	420,115	14.80
Granted	78,474	14.81

Outstanding, December 31, 2023	498,589	14.80
Granted	81,173	16.57
Exercised	(50,000)	12.26

Outstanding, December 31, 2024	529,762	15.31

During the year ended December 31, 2024, the Company recorded share-based compensation expense of $982 ( December 31, 2023: $869) relating to DSUs to directors. 76,810 DSUs were granted under the plan and 4,363 DSUs were granted to directors who elected to receive a portion of their annual retainer in DSUs rather than in cash ( December 31, 2023: 70,882 and 7,592 respectively).

(f)	Diluted earnings per share

	December 31,	December 31,
	2024	2023
Net income	77,779	48,659
Basic weighted average number of shares outstanding	103,157,768	102,486,986
Effect of dilutive common share equivalents:
Stock options	119,493	51,971
Restricted and performance share units	367,832	93,007
Deferred share units	529,762	498,589
Diluted weighted average number of shares outstanding	104,174,855	103,130,553

Diluted earnings per share	$0.75	$0.47

As of December 31, 2024, there are 900,902 anti-dilutive stock options ( December 31, 2023: 748,541) and 200,126 anti-dilutive restricted and performance share units ( December 31, 2023: 292,697).